CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Number of Ordinary shares [Member]		Additional paid-in capital [Member]		Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2023	$ 2,733		$ 937,591		$ (5,315)	$ (660,321)	$ 274,688
Balance, shares at Dec. 31, 2023	57,016,086
Stock-based compensation	$ 0		2,929		0	0	2,929
Exercise of stock options and issuance of shares	$ 0	[1]	0	[1]	0	0	0
Exercise of stock options and issuance of shares, shares	946
Comprehensive income (loss)	$ 0		0		(1,128)	6,266	5,138
Balance at Jun. 30, 2024	$ 2,733		940,520		(6,443)	(654,055)	282,755
Balance, shares at Jun. 30, 2024	57,017,032
Balance at Dec. 31, 2024	$ 2,733		943,294		(6,120)	(635,472)	$ 304,435
Balance, shares at Dec. 31, 2024	57,017,032						57,017,032
Stock-based compensation	$ 0		3,455		0	0	$ 3,455
Exercise of stock options and issuance of shares	$ 10		751		0	0	761
Exercise of stock options and issuance of shares, shares	179,166
Comprehensive income (loss)	$ 0		0		3,277	3,834	7,111
Balance at Jun. 30, 2025	$ 2,743		$ 947,500		$ (2,843)	$ (631,638)	$ 315,762
Balance, shares at Jun. 30, 2025	57,196,198						57,196,198

[1]	Represent an amount lower than $1